Income Taxes (Schedule Of The Components Of Income Tax Provision On Earnings From Continuing Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013
Income Tax Disclosure [Abstract]
Federal: Current	$ 27,311	$ 14,621	$ 2,803
Federal: Deferred	(9,502)	260	5,803
Federal income tax provision	17,809	14,881	8,606
State: Current	5,501	5,770	1,560
State: Deferred	(642)	(1,210)	1,899
State inome tax provision	4,859	4,560	3,459
Foreign	4,516	4,317	4,591
Total income tax provision (benefit)	$ 27,184	$ 23,758	$ 16,656